Financial Assets and Financial Liabilities - Schedule of Principal and Interest Amounts Outstanding for Loans and Bonds (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Long-term loans and borrowings	₽ 100	₽ 2,201
Short-term loans and borrowings and current portion of long-term loans and borrowings	283,382	314,836
Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans and borrowings	100	2,201
Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Short-term loans and borrowings and current portion of long-term loans and borrowings	283,382	314,836
Current portion of longterm loans and borrowings [Member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Current portion of long-term loans and borrowings	(283,335)	(312,012)
Current portion of longterm loans and borrowings [Member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Current portion of long-term loans and borrowings	283,335	312,012
Russian rubles [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans and borrowings	₽ 147,924	₽ 159,998
Russian rubles [member] | Russian state controlled banks [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.00%	5.80%
Short-term loans and borrowings and current portion of long-term loans and borrowings		₽ 2,653
Russian rubles [member] | Bonds Issue [Member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.00%
Long-term loans and borrowings		₽ 2,473
Russian rubles [member] | Corporate lenders [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	9.30%	9.30%
Long-term loans and borrowings	₽ 50	₽ 47
Russian rubles [member] | Bottom of range [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.00%	1.00%
Russian rubles [member] | Bottom of range [member] | Bonds Issue [Member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		7.90%
Russian rubles [member] | Top of range [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	10.00%	6.90%
Russian rubles [member] | Top of range [member] | Bonds Issue [Member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		8.80%
U.S. dollars [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans and borrowings	₽ 31,233	₽ 38,040
U.S. dollars [member] | Bottom of range [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.70%	7.10%
U.S. dollars [member] | Top of range [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.90%	7.20%
Euro [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long-term loans and borrowings	₽ 104,228	₽ 113,655
Euro [member] | Other banks and financial institutions [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	1.80%
Short-term loans and borrowings and current portion of long-term loans and borrowings	₽ 47	₽ 171
Euro [member] | Bottom of range [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	0.30%	0.30%
Euro [member] | Bottom of range [member] | Other banks and financial institutions [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		1.70%
Euro [member] | Top of range [member] | Banks and financial institutions [member] | Local long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	5.70%	5.70%
Euro [member] | Top of range [member] | Other banks and financial institutions [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		1.80%